PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2014
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of September 30,
	2013	2014
	US$	US$

Buildings	6,051	6,033
Electronic and office equipment	9,523	9,896
Leasehold improvement and building improvement	681	511
Motor vehicles	1,164	1,563

Total	17,419	18,003
Less: Accumulated depreciation	(7,217)	(7,282)

	10,202	10,721

Depreciation expenses from continuing operations were US$1,606, US$1,848 and US$1,808, and from discontinued operations were US$ nil, nil and nil, for the years ended September 30, 2012, 2013 and 2014, respectively.